Equity - Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Appropriation of retained earnings [Line Items]
Balance at beginning of year	₩ 36,387,314
Retirement of treasury stock	(102)	₩ (81)	₩ (61)
Dividends to hybrid bonds	(176,945)	(189,672)	(156,277)
Interim dividends	(820,287)	(817,122)	(637,598)
Net income	4,558,170	4,478,000	4,755,514
Unappropriated retained earnings to be carried over to subsequent year	₩ 39,020,580	₩ 36,387,314
Date of appropriation	Mar. 26, 2025	Mar. 26, 2024
Parent Company only
Appropriation of retained earnings [Line Items]
Balance at beginning of year	₩ 4,672,650	₩ 5,033,475
Retirement of treasury stock	(450,402)	(486,999)
Dividends to hybrid bonds	(176,945)	(189,672)
Interim dividends	(820,287)	(817,122)
Net income	1,619,867	1,671,011	1,249,251
Unappropriated retained earnings	4,844,883	5,210,693
Loan loss reserve reversal amount	194	422
Transfer from voluntary reserves	4,845,077	5,211,115
Legal reserve	104,180	167,101
Dividends on common stocks paid	267,755	268,697
Loss on repayments of hybrid bonds	524	102,667
Appropriation of retained earnings	372,459	538,465
Unappropriated retained earnings to be carried over to subsequent year	₩ 4,472,618	₩ 4,672,650	₩ 5,033,475